Stock Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2014 Stock Based Compensation [Member]	Mar. 31, 2013 Stock Based Compensation [Member]	Mar. 31, 2014 Stock Based Compensation [Member]	Mar. 31, 2013 Stock Based Compensation [Member]	Mar. 31, 2014 Stock Appreciation Rights (SARs) [Member]	Sep. 30, 2013 Stock Appreciation Rights (SARs) [Member]	Sep. 30, 2013 Phantom Stock Plan [Member]	Jun. 30, 2013 Phantom Stock Plan [Member]	Sep. 30, 2013 Performance Shares [Member]	Jun. 30, 2013 Performance Shares [Member]	Sep. 30, 2013 Retention Phantom Stock Plan [Member]	Jun. 30, 2013 Retention Phantom Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested awards										Awards vest ratably over four years with payment following the grant date fifth anniversary	Awards vest ratably over four years with payment following the grant date fifth anniversary
Awards vesting period										4 years	4 years
Expiration period of grants with no intrinsic value										5 years	5 years
Expiration of plan										2016-11	2016-11
Outstanding stock appreciation rights										775,000	709,000
Weighted average grant date fair value										$ 18.92	$ 24.96
Grants outstanding												0	0	0	0	0	0
Recognized compensation expense	$ 1,696	$ 1,541	$ 2,065	$ 1,310	$ 2,655	$ 87	$ 48	$ 88	$ 58